Other Long-term Liabilities - Deferred Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Deferred Revenue [Line Items]
Deferred income	$ 152	$ 205	$ 284
Decrease through performance obligation being satisfied, contract liabilities	(42)	(100)
Increase (decrease) through net exchange difference, deferred revenue liability	$ (11)	$ 21